SHARE-BASED COMPENSATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 77,277	$ 47,150	$ 36,115
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	706	366	111
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	10,454	5,037	3,368
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total Share-based Compensation Expense	$ 66,117	$ 41,747	$ 32,636